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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Martin Investment Management, LLC
Address: 1007 Church Street, Suite 530
         Evanston, Illinois 60201

Form 13F File Number: 28-14087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Patrick A. Martin
Title:   Managing Director
Phone:   847/424-9124

Signature, Place, and Date of Signing:

/s/ Patrick A. Martin    Evanston, Illinois    October 22, 2012

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 49
Form 13F Information Table Value Total: 270668
                                       (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

Martin Investment Management, LLC
FORM 13F
Active Accounts
       30-Sep-12

                                                                                                   Voting Authority
                                                        Value   Shares/ Sh/ Put/  Invstmt  Other   ----------------
Name of Issuer            Title of class     CUSIP     (x$1000) Prn Amt Prn Call  Dscretn Managers Sole    Shared    None
--------------            --------------  ------------ -------- ------- --- ----  ------- --------  -----  ------   ------
3M CO COM................      COM        88579Y101       9931  107456  SH         Sole            14100             93356
ABBOTT LABORATORIES......      COM        002824100      11074  161525  SH         Sole            18000            143525
ACCENTURE PLC............      COM        G1151C101       3107   44370  SH         Sole                              44370
ACE LTD..................      COM        H0023R105        784   10375  SH         Sole            10000               375
ADOBE SYSTEMS INC........      COM        00724F101       8396  258647  SH         Sole            26700            231947
AMERICAN EXPRESS CO......      COM        025816109       7324  128803  SH         Sole            20100            108703
APPLE INC................      COM        037833100      17620   26407  SH         Sole             2380             24027
BERKSHIRE HATHAWAY INC...      COM        084670702       9772  110789  SH         Sole            13450             97339
BOC HONG KONG HOLDINGS
 LTD (HK)................      COM        Y0920U103         32   10000  SH         Sole                              10000
CELGENE CORP.............      COM        151020104       8625  112897  SH         Sole            11200            101697
CHEVRON CORP COM.........      COM        166764100       5159   44257  SH         Sole             3700             40557
CHUBB CORP COM...........      COM        171232101        847   11100  SH         Sole                              11100
CME GROUP INC COM........      COM        12572Q105       1552   27090  SH         Sole            13600             13490
COLGATE PALMOLIVE CO
 COM.....................      COM        194162103      10097   94175  SH         Sole            11750             82425
COMCAST CORP CL A........      COM        20030N101       2052   57400  SH         Sole            28700             28700
CONOCOPHILLIPS...........      COM        20825C104       4722   82584  SH         Sole             4000             78584
DARDEN RESTAURANTS INC
 COM.....................      COM        237194105       1790   32100  SH         Sole            15900             16200
DEVON ENERGY CORP NEW....      COM        25179M103       6079  100478  SH         Sole            16400             84078
EBAY INC.................      COM        278642103       1369   28300  SH         Sole            13500             14800
EXXON MOBIL CORP.........      COM        30231G102       9967  108992  SH         Sole            13900             95092
FISERV INC COM...........      COM        337738108       9429  127372  SH         Sole            15100            112272
FREEPORT-MCMORAN COPPER
 & GOLD..................      COM        35671D857       2995   75682  SH         Sole             8100             67582
GOOGLE INC CL A..........      COM        38259P508      10414   13803  SH         Sole             1505             12298
HELMERICH & PAYNE INC
 COM.....................      COM        423452101       8781  184443  SH         Sole            22700            161743
ICTC GROUP INC FRAC SHS..      COM        EEK31F102          0   66000  SH         Sole                              66000
INTERNATIONAL BUSINESS
 MACHINE.................      COM        459200101       5759   27759  SH         Sole             3350             24409
JOHNSON & JOHNSON COM
 USD1....................      COM        478160104       8961  130044  SH         Sole            12900            117144
KIMBERLY CLARK CORP......      COM        494368103        645    7525  SH         Sole                               7525
LABORATORY CORP AMER
 HLDGS...................      COM        50540R409       5847   63235  SH         Sole             3800             59435
MASTERCARD INC CL A......      COM        57636Q104      13289   29435  SH         Sole             3375             26060
NESTLE SA (CHF)..........      COM        H57312946        219    3475  SH         Sole                               3475
NESTLE S A SPONSORED ADR
 REPST...................      ADR        641069406       2828   44745  SH         Sole                              44745
NVIDIA CORP..............      COM        67066G104       4504  337655  SH         Sole            43300            294355
OMNICOM GROUP INC COM....      COM        681919106       9238  179177  SH         Sole            23900            155277
PEPSICO INC COM..........      COM        713448108       6514   92045  SH         Sole            15950             76095
PHILLIPS 66..............      COM        718546104       1546   33345  SH         Sole             1250             32095
PPL CORP COM.............      COM        69351T106       1695   58350  SH         Sole            28900             29450
PRAXAIR INC..............      COM        74005P104        810    7800  SH         Sole             2600              5200
PROCTER GAMBLE CO COM....      COM        742718109      10119  145895  SH         Sole            18100            127795
RIO TINTO PLC ADR........      ADR        767204100        267    5700  SH         Sole             5700
SCHLUMBERGER LTD.........      COM        806857108       2494   34480  SH         Sole                              34480
SINGAPORE
 TELECOMMUNICATIONS......      COM        Y79985209         37   14000  SH         Sole                              14000
STRYKER CORP.............      COM        863667101       8837  158766  SH         Sole            15500            143266
THERMO FISHER CORP.......      COM        883556102       8817  149878  SH         Sole            14400            135478
UNITED TECH CORP COM.....      COM        913017109       7433   94936  SH         Sole            15150             79786
VARIAN MEDICAL SYSTEMS
 INC.....................      COM        92220P105       8636  143165  SH         Sole            15000            128165
VERISK ANALYTICS INC.....      COM        92345Y106       8623  181110  SH         Sole            24300            156810
VERIZON COMMUNICATIONS...      COM        92343V104        848   18610  SH         Sole                              18610
VODAFONE GROUP PLC
 SPONSORED A.............      ADR        92857W209        782   27431  SH         Sole            23700              3731
REPORT SUMMARY...........       49        DATA RECORDS  270668           0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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